Note 8 - Share Capital (Details Textual)		1 Months Ended		8 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares	Aug. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement Line Items [Line Items]
Stock split, conversion ratio			11.99
Preferred shares, conversion ratio		1			1
Conversion of convertible preferred shares | shares		20,076,224
Issuance of common stock | shares		9,191,000		9,191,000
Shares issued, price per share | $ / shares	$ 15	$ 15		$ 15
Proceeds from initial public offering | $		$ 137,865,000		$ 137,865,000	$ 137,865,000
Legal and other advisory costs | $		$ 1,436,356
Financing costs, legal and other advisory costs | $	$ 586,043
Financing costs, underwriter fees | $	$ 9,650,550
Ordinary shares [member]
Statement Line Items [Line Items]
Total number of shares issued | shares					31,717,584	2,351,347	2,351,347
Number of shares outstanding at end of period | shares					31,717,584	2,351,347	2,351,347